Prepayments and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Prepayments and Other Receivables
Schedule of prepayments and other receivables

Prepayments and other receivables consisted of the following:

	December 31, 2021		December 31, 2020
	RMB	US$	RMB
Lease prepayments, current portion	534	84	534
Other receivables	665	104	569
	1,199	188	1,103